SUPPLEMENT DATED OCTOBER 18, 2021 TO THE:

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST DATED AUGUST 27, 2021

and

STATEMENTS OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED OCTOBER 7, 2020

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED DECEMBER 21, 2020, AS PREVIOUSLY SUPPLEMENTED

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED FEBRUARY 26, 2021, AS PREVIOUSLY SUPPLEMENTED

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED MARCH 25, 2021, AS PREVIOUSLY SUPPLEMENTED

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED APRIL 19, 2021

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED JUNE 8, 2021

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED JUNE 25, 2021

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED JULY 1, 2021

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED FUND TRUST II DATED OCTOBER 1, 2021

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST DATED NOVEMBER 25, 2020, AS PREVIOUSLY SUPPLEMENTED

and

STATEMENTS OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST DATED DECEMBER 16, 2020

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST DATED FEBRUARY 26, 2021, AS PREVIOUSLY SUPPLEMENTED

and

STATEMENTS OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST DATED SEPTEMBER 9, 2020, AS PREVIOUSLY SUPPLEMENTED

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST DATED DECEMBER 21, 2020, AS PREVIOUSLY SUPPLEMENTED

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST DATED FEBRUARY 17, 2021

and

STATEMENT OF ADDITIONAL INFORMATION OF INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST DATED SEPTEMBER 8, 2021

On September 14, 2021, the Boards of Trustees (collectively, the “Board”) of Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively, the “Trusts”) appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of Invesco Capital Management, LLC (the “Adviser”), to serve as an affiliated securities lending agent for the series of the Trusts (each a “Fund” and collectively, the “Funds”).  In connection with such appointment, the Statement of Additional Information is revised as discussed below.

The following disclosure replaces the disclosure in the section “Investment Strategies and Risks – Investment Risks – Lending Portfolio Securities”:

Lending Portfolio Securities. From time to time, a Fund (as the Adviser shall so determine) may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities.  A Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.
Although voting rights may pass with the lending of portfolio securities, a Fund will be entitled to call loaned securities, or otherwise obtain rights to vote or consent, when deemed necessary by the Adviser with respect to a material event affecting securities on loan. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).
Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral. A Fund may have to pay the borrower a fee based on the amount of cash collateral.
For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”
The following disclosure replaces similar disclosure in the section “Management – Securities Lending Arrangement”:

Securities Lending Arrangements. The Funds may participate in a securities lending program (the “Program”) pursuant to a securities lending agreement that establishes the terms of the loan, including collateral requirements. Collateral may consist of cash, U.S. Government securities, letters of credit, or such other collateral as may be permitted under such Funds’ investment policies. Funds participating in the Program may lend securities to securities brokers and other borrowers.
BNYM served as the sole securities lending agent for the Program for the most recently completed fiscal year of the Funds (or for the life of a Fund, if shorter).  On September 14, 2021, the Board appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as a lending agent for the Funds under the Program.  BNYM also continues to serve as an agent.  To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws.  The Board has approved policies and procedures that govern a Fund’s securities lending activities when utilizing an affiliated securities lending agent, such as Invesco, consistent with the guidance set forth in the no-action letters.
Invesco serves as a securities lending agent to other clients in addition to the Funds.  There are potential conflicts of interest involved in the Funds’ use of Invesco as an affiliated securities lending agent, including but not limited to: (i) Invesco as securities lending agent may have an incentive to increase or decrease the amount of securities on loan, lend particular securities, delay or forgo calling securities on loan, or lend securities to less creditworthy borrowers, in order to generate additional fees for Invesco; and (ii) Invesco as securities lending agent may have an incentive to allocate loans to clients that would provide more fees to Invesco. Invesco seeks to mitigate these potential conflicts of interest by utilizing a lending methodology designed to provide its securities lending clients with equal lending opportunities over time.
In addition, the Adviser renders certain administrative services to the Funds that engage in securities lending activities, which include, where applicable: (a) overseeing participation in the Program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal in determining which specific securities are available for loan; (c) monitoring the securities lending agent to ensure that securities loans are effected in accordance with the Adviser’s instructions and with procedures adopted by the Board; (d) monitoring the creditworthiness of the securities lending agent and borrowers to ensure that securities loans are effected in accordance with the Adviser’s risk policies; (e) preparing appropriate periodic Board reports with respect to securities lending activities; (f) responding to securities lending agent inquiries; and (g) performing such other duties as may be necessary.

Please Retain This Supplement For Future Reference.

P-SOAI-SUP-1 101821
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